Retirement Plans - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer Contributions		$ 4,500	$ 2,100	$ 3,600
Funding liability under plan		2,900	2,400
Expenses under plan		$ 800	$ 600	$ 600
Maximum
Defined Contribution Plan Disclosure [Line Items]
Rate of interest based on which funding liability was determined		4.90%
Minimum
Defined Contribution Plan Disclosure [Line Items]
Rate of interest based on which funding liability was determined		5.80%
401(k) Retirement Savings Plan
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, Percentage		50.00%
Employee pay match, percentage		6.00%
Contributions limit per employee, Amount		$ 3,500
After employee termination benefits description		Cvent started funding the employer match on a monthly basis based on the same contribution scheme described above and maintained this approach through April 2020. However, starting in June 2020, because of the global COVID-19 pandemic, the Company decided to temporarily halt all employer matching on 401(k) contributions.
Employee covered amount given by employer	$ 2,625
India Gratuity Plan
Defined Contribution Plan Disclosure [Line Items]
Service period for after termination benefits		15 days
Gratuity defined-benefit plan description		The accrual calculation includes an estimate for the number of employees who will not meet their vesting requirements. Eligible employees vest upon reaching five years of service with the Company.
Retirement age		58 years